Accrued Charter Revenue and Unearned Revenue	6 Months Ended
Jun. 30, 2012
Accrued Charter Revenue and Unearned Revenue Disclosure [Abstract]
Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current [Text Block]

10. Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current:
(a) Accrued charter revenue, Current and Non-Current: The amounts presented as current and non-current accrued charter revenue in the accompanying consolidated balance sheets as of December 31, 2011 and June 30, 2012, reflect revenue earned, but not collected, resulting from charter agreements providing for varying annual charter rates over their term, which were accounted for on a straight line basis at their average rates. As at December 31, 2011, the net accrued charter revenue totaling to $6,549 is comprised of $13,428, separately reflected in Current assets, $5,086 separately reflected in Non - current assets and $11,965 (discussed in (b) below) included in Unearned revenue in current and non-current liabilities in the accompanying December 31, 2011 consolidated balance sheet. As at June 30, 2012, the net accrued charter revenue totaling to $5,564 is comprised of $14,176, separately reflected in Current assets, $5,605 separately reflected in Non-current assets, and $14,217 (discussed in (b) below) included in Unearned revenue in current and non-current liabilities in the accompanying June 30, 2012, consolidated balance sheet. The maturities of the net accrued charter revenue as of December 31 of each year is as follows:

Year ending December 31,	Amount
2012	11,293
2013	(5)
2014	1,763
2015	(3,321)
2016	(3,840)
2017 and thereafter	(326)
5,564

(b) Unearned Revenue, Current and Non-Current: The amounts presented as current and non-current unearned revenue in the accompanying consolidated balance sheets as of December 31, 2011 and June 30, 2012, reflect (a) cash received prior to the balance sheet date for which all criteria to recognize as revenue have not been met, (b) any unearned revenue resulting from charter agreements providing for varying annual charter rates over their term, which were accounted for on a straight-line basis at their average rate and, (c) the unamortized balance of the liability associated with the acquisition of vessels in 2007, with charter parties assumed at values below their fair market value at the date of delivery of the vessels.

	December 31, 2011	June 30, 2012
Hires collected in advance	4,903	3,911
Charter revenue resulting from varying charter rates	11,965	14,217
Unamortized balance of charters assumed	565	117
Total	17,433	18,245
Less current portion	(6,901)	(6,988)
Non-current portion	10,532	11,257